Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 1,533	$ 2,135	$ 1,271
State income tax, at statutory rates, net of federal tax benefit	305	439	240
Revaluation of tax related assets and liabilities	(79)
Tax credits and benefits, net of related expenses	(273)	(331)	(370)
Tax-exempt income	(121)	(114)	(117)
Nondeductible legal and regulatory expenses	37	24	29
Other items	61	28	13
Applicable income taxes	$ 1,463	$ 2,181	$ 1,066